Mortgage Servicing Rights - Narrative (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended			96 Months Ended
	Nov. 01, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Unpaid principal balance (UPB) of the purchased MSR portfolio	$ 142,219
Cash purchase price of the MSR portfolio	1,543	1,543	0	0
Escrow funds from customers held		$ 155,562	$ 93,731		93,731
Note rates below 4.00% | Maximum
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Interest rate on mortgage loans underlying MSRs					4.00%
Note rates between 4.00% and 4.99% | Maximum
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Interest rate on mortgage loans underlying MSRs					4.99%
Note rates between 4.00% and 4.99% | Minimum
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Interest rate on mortgage loans underlying MSRs					4.00%
Note rates above 5.00% | Minimum
Schedule of Servicing Assets at Fair Value and Amortized Cost [Line Items]
Interest rate on mortgage loans underlying MSRs					5.00%